Company level financial information - condensed statement of cash flow (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Condensed statement of cash flow
Net cash used in operating activities	¥ 1,097,541,000	¥ 2,168,334,000	¥ 1,666,030,000	¥ 1,406,262,000
Net cash from investing activities	177,073,000	(533,254,000)	(293,406,000)	(2,125,918,000)
Net cash (used in)/from financing activities	(1,320,899,000)	(1,720,623,000)	(325,956,000)	(733,559,000)
Net (decrease)/increase in cash and cash equivalents	(46,285,000)	(85,543,000)	1,046,668,000	(1,453,215,000)
Cash and cash equivalents at beginning of the year/period	6,489,213,000	6,415,441,000
Effect of movements in exchange rates on cash held	(27,487,000)	(1,777,000)	94,053,000	30,054,000
Cash and cash equivalents at end of the year/period	6,415,441,000	6,328,121,000	6,489,213,000
Parent company
Condensed statement of cash flow
Net cash used in operating activities	(22,277,000)	(19,192,000)	(43,240,000)	(16,177,000)
Net cash from investing activities	259,852,000	932,096,000	528,830,000	120,173,000
Net cash (used in)/from financing activities	(1,083,077,000)	(1,276,775,000)	43,396,000	(395,322,000)
Net (decrease)/increase in cash and cash equivalents	(845,502,000)	(363,871,000)	528,986,000	(291,326,000)
Cash and cash equivalents at beginning of the year/period	1,225,474,000	372,459,000	646,921,000	925,638,000
Effect of movements in exchange rates on cash held	(7,513,000)	118,000	49,567,000	12,609,000
Cash and cash equivalents at end of the year/period	¥ 372,459,000	¥ 8,706,000	¥ 1,225,474,000	¥ 646,921,000